Off-balance-sheet exposures	6 Months Ended
Jun. 30, 2021
Off-balance-sheet exposures
Off-balance-sheet exposures	Off-balance-sheet exposures
The off-balance-sheet exposures related to balances representing loans commitments, financial guarantees and other commitments granted (recoverables and non recoverables).
Financial guarantees granted include financial guarantees contracts such as financial bank guarantees, credit derivatives, and risks arising from derivatives granted to third parties; non-financial guarantees include other guarantees and irrevocable documentary credits.
Loan and other commitments granted include all off-balance-sheet exposures, which are not classified as guarantees provided, including loans commitment granted.

	EUR million
	30-06-2021	31-12-2020
Loan commitments granted	247,154	241,230
Of which impaired	249	274
Financial guarantees granted	12,121	12,377
Of which impaired	174	124
Bank sureties	12,079	12,358
Credit derivatives sold	42	19
Other commitments granted	81,277	64,538
Of which impaired	703	548
Other granted guarantees	38,250	33,526
Other	43,027	31,012
The breakdown of the off-balance sheet exposure and impairment on 30 June 2021 and 31 December 2020 by impairment stages is EUR 331,602 million and EUR 310,435 million of exposure and EUR 331 million and EUR 377 million of impairment in stage 1, EUR 7,824 million and EUR 6,764 million of exposure and EUR 177 million and EUR 182 million of impairment in stage 2, and EUR 1,126 million and EUR 946 million of exposure and EUR 153 million and EUR 141 million of impairment in stage 3, respectively.